Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at acquisition date.

(Millions of yen)
Current assets	¥31,365

Intangible assets	60,992
Goodwill	259,863
Other noncurrent assets	2,053

Non-current assets	322,908

Total assets acquired	354,273

Total liabilities assumed	32,462

Net assets acquired	¥321,811